Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Goodwill	£ 12,952.9	£ 13,214.3
Other	2,018.4	2,217.3
Property, plant and equipment	979.5	968.7
Interests in associates and joint ventures	1,065.2	1,069.4
Other investments	1,153.5	1,310.3
Deferred tax assets	160.3	140.4
Trade and other receivables	176.2	204.9
Non-current assets	18,506.0	19,125.3
Current assets
Inventory and work in progress	424.3	400.4
Corporate income tax recoverable	234.7	231.2
Trade and other receivables	12,112.3	12,374.5
Cash and short-term deposits	2,391.4	2,436.9
Current assets	15,162.7	15,443.0
Current liabilities
Trade and other payables	(14,241.1)	(15,010.4)
Corporate income tax payable	(649.3)	(752.3)
Bank overdrafts, bonds and bank loans	(624.1)	(1,002.5)
Current liabilities	(15,514.5)	(16,765.2)
Net current liabilities	(351.8)	(1,322.2)
Total assets less current liabilities	18,154.2	17,803.1
Non-current liabilities
Bonds and bank loans	(6,250.4)	(5,564.9)
Trade and other payables	(992.8)	(1,273.8)
Deferred tax liabilities	(513.7)	(692.4)
Provision for post-employment benefits	(206.3)	(276.5)
Provisions for liabilities and charges	(229.0)	(227.9)
Non-current liabilities	(8,192.2)	(8,035.5)
Net assets	9,962.0	9,767.6
Equity
Called-up share capital	133.3	133.2
Share premium account	568.5	562.2
Other reserves	761.7	1,185.2
Own shares	(1,171.1)	(962.0)
Retained earnings	9,200.8	8,405.9
Equity share owners' funds	9,493.2	9,324.5
Non-controlling interests	468.8	443.1
Total equity	£ 9,962.0	£ 9,767.6